Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	Standard Lithium Ltd.
Entity Central Index Key	0001537137
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Amendment Flag	false